(Loss) Earnings Per Share - Schedule of (Loss) Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Basic earnings per share, Shares	89,610	82,461	86,867	82,480	82,480	81,392	80,800
Effect of dilutive incentive-based awards, Shares	596	913	664	821	1,072	632
Diluted earnings per share, Shares	90,206	83,374	87,531	83,301	83,552	82,024	80,800
Basic earnings per share, Net Income	$ 120,199	$ 92,257	$ 63,985	$ 86,243	$ 77,444	$ 19,113	$ (45,464)
Basic (loss) earnings per share, Per Share Amount	$ 1.34	$ 1.12	$ 0.74	$ 1.05	$ 0.94	$ 0.23	$ (0.56)
Effect of dilutive incentive-based awards	0		0
Effect of dilutive incentive-based awards, Per Share Amount	$ 0		$ 0
Diluted earnings per share, Net Income	$ 120,199	$ 92,257	$ 63,985	$ 86,243	$ 77,444	$ 19,113	$ (45,464)
Diluted (loss) earnings per share, Per Share Amount	$ 1.33	$ 1.11	$ 0.73	$ 1.04	$ 0.93	$ 0.23	$ (0.56)